T. ROWE PRICE New Jersey Tax-Free Bond Fund
May 31, 2026 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.3%
COLORADO  0.9%
Univ. of Colorado Hosp. Auth., VRDN, 2.80%, 11/15/39  3,500 3,500
3,500
DELAWARE  0.3%
Delaware River & Bay Auth., Series A, 5.00%, 1/1/49  1,000 1,042
1,042
GUAM  0.3%
Guam Power Auth., Series A, 5.00%, 10/1/40  1,255 1,317
1,317
NEW JERSEY  85.5%
Bergen County Improvement Auth., 5.00%, 8/1/47  2,000 2,131
Borough of Matawan, GO, 2.25%, 6/1/36  500 427
Borough of Matawan, GO, 2.375%, 6/1/37  500 421
Bridgewater-Raritan Regional School Dist., New Jersey School
Bonds, GO, 0.05%, 7/15/48  2,000 734
City of Summit, GO, 4.00%, 7/15/42  1,360 1,387
Essex County Improvement Auth., Charter School, 4.00%,
6/15/51  2,100 1,814
Essex County Improvement Auth., Charter School, 4.00%,
6/15/56  2,740 2,305
Essex County Improvement Auth., North Star Academy Charter
School of Newark, Series A, 5.00%, 7/15/54 (1) 500 487
Essex County Improvement Auth., North Star Academy Charter
School of Newark, Series A, 5.00%, 7/15/64 (1) 775 738
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (2) 565 590
Gloucester County Improvement Auth., Rowan Univ., 5.00%,
7/1/54 (3) 1,250 1,279
Hudson County Improvement Auth., Vocational Technical
Schools, 5.25%, 5/1/51  6,000 6,004
Jersey City, GO, 4.00%, 10/1/39 (3) 4,375 4,461
Jersey City, GO, 4.00%, 10/1/40 (3) 4,595 4,650
Jersey City Municipal Utilities Auth., Sustainable Bonds,
Series D, 5.75%, 10/15/48 (3) 425 476
Jersey City Municipal Utilities Auth., Sustainable Bonds,
Series E, 5.75%, 10/15/48 (3) 725 811
Middlesex County Improvement Auth., Rutgers Univ., Health +
Life Science, Series 2023A, 5.00%, 8/15/53  2,000 2,083
Middlesex County, Civic Square IV Redev., COP, 5.00%,
10/15/31  1,465 1,584
New Jersey, GO, 2.00%, 6/1/37  3,000 2,401

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Series A, 4.00%, 7/1/32  2,540 2,550
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/38  1,000 1,127
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/39  2,250 2,526
New Jersey Economic Dev. Auth., American Water, Series A,
VRDN, 2.20%, 10/1/39 (Tender 12/3/29) (4) 1,500 1,426
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 4.00%, 6/15/29 (1) 1,030 1,030
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/39 (1) 2,300 2,300
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (1) 2,000 1,926
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/54 (1) 600 571
New Jersey Economic Dev. Auth., Central Jersey College Prep
Charter School Project, 5.00%, 11/1/35  500 534
New Jersey Economic Dev. Auth., Central Jersey College Prep
Charter School Project, 5.00%, 11/1/45  1,730 1,758
New Jersey Economic Dev. Auth., Central Jersey College Prep
Charter School Project, 5.125%, 11/1/55  1,560 1,537
New Jersey Economic Dev. Auth., Central Jersey College Prep
Charter School Project, 5.25%, 11/1/60  860 855
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (4) 1,000 1,001
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  4,000 3,806
New Jersey Economic Dev. Auth., Foundation Academy Charter
School Project, Series A, 5.00%, 7/1/38  300 301
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (4) 2,035 2,044
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/39 (2)(4) 1,030 1,045
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (4) 7,625 7,633
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (4) 2,000 2,002
New Jersey Economic Dev. Auth., Lions Gate Project, 5.00%,
1/1/34  260 260
New Jersey Economic Dev. Auth., Lions Gate Project, 5.25%,
1/1/44  2,470 2,424
New Jersey Economic Dev. Auth., Middlesex Water, 4.00%,
8/1/59 (4) 3,000 2,585
New Jersey Economic Dev. Auth., Motor Vehicle Surcharges,
Unrefunded Balance, Series A, 5.25%, 7/1/26 (5) 810 811
New Jersey Economic Dev. Auth., North Star Academy Charter
School, 5.00%, 7/15/32  2,255 2,280

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (4) 1,870 1,894
New Jersey Economic Dev. Auth., Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/37 (2) 1,000 1,015
New Jersey Economic Dev. Auth., Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/42 (2) 3,250 3,285
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/30  970 973
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/35  400 401
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  5,500 5,421
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (1)(4) 250 263
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.625%, 1/1/45 (1)(4) 1,830 1,937
New Jersey Economic Dev. Auth., Seeing Eye 2017 Project,
5.00%, 6/1/32  2,790 2,866
New Jersey Economic Dev. Auth., Team Academy Charter
School Project, Series A, 5.00%, 12/1/48  500 502
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  1,250 1,203
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.00%, 6/15/37 (4) 1,765 1,765
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.125%, 6/15/43 (4) 3,250 3,250
New Jersey EFA, Series A-2, 5.00%, 3/1/41  1,000 1,113
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50  3,000 2,629
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/45  6,300 6,451
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  5,010 5,341
New Jersey EFA, Seton Hall Univ., Series D, 3.50%, 7/1/44  775 641
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/42  2,500 2,511
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/36  1,640 1,666
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/37  2,000 2,030
New Jersey HCFFA, AHS Hosp., Series A, 5.00%, 7/1/27
(Prerefunded 7/1/26) (6) 40 40
New Jersey HCFFA, Atlanticare Health System, 2.375%, 7/1/46  2,880 1,930
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/46  1,600 1,284
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/51  4,505 3,375
New Jersey HCFFA, Barnabas Health Obligated Group, 3.00%,
7/1/51  5,000 3,710
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 4.25%, 7/1/54  1,500 1,431

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 5.00%, 7/1/30 (Prerefunded 7/1/26) (6) 1,685 1,688
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 5.50%, 7/1/43  500 572
New Jersey HCFFA, Barnabas Health Obligated Group,
Series B-3, VRDN, 2.15%, 7/1/61  3,300 3,300
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.00%, 7/1/39  5,000 5,084
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  3,165 3,191
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
4.00%, 7/1/41  2,305 2,279
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/33  1,360 1,362
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/34  1,365 1,367
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/42  8,000 8,098
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.25%, 7/1/54  1,000 1,052
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/39  4,750 4,763
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43 (Prerefunded 7/1/26) (6) 8,325 8,340
New Jersey HCFFA, Saint Joseph's Health System, 5.00%,
7/1/41  2,025 2,026
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/39  1,500 1,502
New Jersey HCFFA, Virtua Health, Series B, VRDN, 1.80%,
7/1/43  1,400 1,400
New Jersey HCFFA, Virtua Health, Series C, VRDN, 1.70%,
7/1/43  200 200
New Jersey Higher Ed. Student Assistance Auth., Series 1B,
5.00%, 12/1/32 (4) 2,500 2,712
New Jersey Higher Ed. Student Assistance Auth., Series 1C,
5.50%, 12/1/55 (4) 1,000 1,012
New Jersey Higher Ed. Student Assistance Auth., Series A,
5.00%, 12/1/27 (4) 1,250 1,284
New Jersey Higher Ed. Student Assistance Auth., Series B,
5.25%, 12/1/56 (4)(7) 2,000 2,015
New Jersey Higher Ed. Student Assistance Auth., Series C,
3.25%, 12/1/51 (4) 1,230 870
New Jersey Higher Ed. Student Assistance Auth., Series C,
3.625%, 12/1/49 (4) 4,795 3,755
New Jersey Higher Ed. Student Assistance Auth., Series C,
5.00%, 12/1/53 (4) 1,250 1,221

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Higher Ed. Student Assistance Auth., Series C,
5.25%, 12/1/54 (4) 2,000 2,014
New Jersey Housing & Mortgage Fin. Agency, Series A,
2.625%, 11/1/56  1,000 653
New Jersey Housing & Mortgage Fin. Agency, Series A, 2.70%,
11/1/51  1,445 1,002
New Jersey Housing & Mortgage Fin. Agency, Series A, 4.80%,
11/1/45  1,975 2,014
New Jersey Housing & Mortgage Fin. Agency, Series B,
3.375%, 11/1/27  500 502
New Jersey Housing & Mortgage Fin. Agency, Series D-1,
4.85%, 11/1/40  3,000 3,118
New Jersey Housing & Mortgage Fin. Agency, Series D-1,
5.10%, 11/1/45  1,500 1,557
New Jersey Housing & Mortgage Fin. Agency, Series E, 3.50%,
4/1/51  1,320 1,318
New Jersey Housing & Mortgage Fin. Agency, Series E-1,
4.50%, 5/1/50  1,455 1,440
New Jersey Housing & Mortgage Fin. Agency, Series M, 4.75%,
10/1/40  2,935 3,043
New Jersey Housing & Mortgage Fin. Agency, Series M, 6.50%,
4/1/56  990 1,101
New Jersey Housing & Mortgage Fin. Agency, 701 Newark
Avenue Project, Series E, VRDN, 3.15%, 12/1/43 (Tender
12/1/28)  1,000 1,002
New Jersey Housing & Mortgage Fin. Agency, Forest Hill
House, Series A-1, 5.00%, 1/20/66  1,875 1,893
New Jersey Housing & Mortgage Fin. Agency, Montgomery
Gateway Apartment, Series A, 4.55%, 5/1/41  1,980 2,041
New Jersey Housing & Mortgage Fin. Agency, Riverview
Towers Apartment, Series 2024B, 5.25%, 12/20/65  3,418 3,680
New Jersey Housing & Mortgage Fin. Agency, Rowan Towers,
Series D-2, VRDN, 3.10%, 7/1/29 (Tender 7/1/28)  825 826
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series A, 2.75%, 11/1/56  1,500 1,009
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series H, 3.00%, 10/1/52  2,760 2,718
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series I, 4.60%, 10/1/46  2,715 2,726
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series I, 5.00%, 10/1/53  2,895 2,997
New Jersey Institute of Technology, Series A, 5.00%, 7/1/43 (3) 3,210 3,536
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/40  2,000 1,991
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  1,755 1,724

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/39  1,500 1,570
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  750 822
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42  1,000 1,090
New Jersey Transportation Trust Fund Auth., Series AA, 4.00%,
6/15/50  1,145 1,050
New Jersey Transportation Trust Fund Auth., Series AA, 4.25%,
6/15/44  1,060 1,054
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/42  500 543
New Jersey Transportation Trust Fund Auth., Series BB, 3.50%,
6/15/46  660 579
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/46  695 655
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/44  1,500 1,543
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  1,325 1,389
New Jersey Transportation Trust Fund Auth., Series BB, 5.25%,
6/15/50  1,500 1,575
New Jersey Transportation Trust Fund Auth., Series CC,
5.50%, 6/15/50 (Prerefunded 12/15/32) (6) 4,000 4,671
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, Series AA, 5.00%, 6/15/44  1,000 1,079
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, Series CC, 5.00%, 6/15/44  1,500 1,608
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, Series CC, 5.00%, 6/15/45  1,000 1,063
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/39 (3) 5,000 2,993
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  1,000 1,003
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/44  2,325 2,528
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/48  10,000 10,231
New Jersey Turnpike Auth., Series B, 4.125%, 1/1/54  1,065 1,022
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/40  1,000 1,024
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/49  2,000 2,131
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  1,425 1,500
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/54  3,065 3,238
New Jersey Turnpike Auth., Series C, 5.00%, 1/1/45  3,000 3,210
Newark Housing Auth., Newark Redevelopment Project, 4.00%,
1/1/37  1,200 1,203
North Hudson Sewer Auth., 5.00%, 6/1/42 (2) 750 864

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Passaic County Improvement Auth., Paterson Charter School,
4.125%, 7/1/33  1,000 1,015
Passaic County Improvement Auth., Paterson Charter School,
4.50%, 7/1/40  1,200 1,209
Passaic County Improvement Auth., Paterson Charter School,
5.00%, 7/1/44  1,505 1,526
Princeton, GO, 3.00%, 12/1/38  2,310 2,155
Rutgers Univ., Series M, 5.00%, 5/1/34  1,000 1,001
Somerset County Improvement Auth., County Guaranteed
Lease, 4.00%, 9/1/50  4,000 3,842
South Jersey Port, Marine Terminal, Series B, 5.00%, 1/1/48 (4) 2,500 2,504
South Jersey Transportation Auth., Series A, 5.00%, 11/1/37 (3) 600 672
South Jersey Transportation Auth., Series A, 5.00%, 11/1/39 (3) 1,000 1,108
South Jersey Transportation Auth., Transportation System,
4.625%, 11/1/47  1,000 996
Tobacco Settlement Fin., Series A, 5.00%, 6/1/37  1,905 1,960
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  1,000 1,001
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46  4,695 4,556
Township of Cherry Hill, GO, 4.00%, 7/15/40  700 717
Township of Cherry Hill, GO, 4.00%, 7/15/41  700 715
Township of Cherry Hill, GO, 4.00%, 7/15/42  700 712
Township of Cherry Hill, GO, 4.00%, 7/15/43  700 709
Township of Franklin, GO, 2.00%, 3/15/36  1,255 1,070
Township of Franklin, GO, 2.00%, 3/15/38  1,280 1,046
Township of Franklin, GO, 2.00%, 3/15/39  1,280 1,024
Township of Piscataway, GO, 2.00%, 10/15/37  1,600 1,283
Township of Piscataway, Series 2025, GO, 2.00%, 10/15/37  2,300 1,928
Union County Improvement Auth., Administration Complex
Project, 4.125%, 4/15/54  3,000 2,837
327,864
NEW YORK  6.4%
Port Auth. of New York & New Jersey, Series 093, 6.125%,
6/1/94  1,000 1,002
Port Auth. of New York & New Jersey, Series 183, 3.625%,
12/15/34  190 190
Port Auth. of New York & New Jersey, Series 183, 4.00%,
12/15/38  1,000 995
Port Auth. of New York & New Jersey, Series 197, 5.00%,
11/15/41 (4) 1,450 1,457
Port Auth. of New York & New Jersey, Series 198, 5.25%,
11/15/56  2,000 2,003
Port Auth. of New York & New Jersey, Series 205, 5.25%,
11/15/57  1,000 1,013

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (4) 5,000 5,128
Port Auth. of New York & New Jersey, Series 218, 4.00%,
11/1/41 (4) 1,000 977
Port Auth. of New York & New Jersey, Series 218, 5.00%,
11/1/44 (4) 1,750 1,801
Port Auth. of New York & New Jersey, Series 221, 4.00%,
7/15/50 (4) 2,075 1,863
Port Auth. of New York & New Jersey, Series 223, 4.00%,
7/15/46 (4) 2,725 2,551
Port Auth. of New York & New Jersey, Series 227, 3.00%,
10/1/29 (4) 555 554
Port Auth. of New York & New Jersey, Series 234, 5.50%,
8/1/52 (4) 1,900 1,998
Port Auth. of New York & New Jersey, Series 244, 5.00%,
7/15/44  1,000 1,091
Port Auth. of New York & New Jersey, Series 245, 5.00%,
9/1/49  1,000 1,054
Port Auth. of New York & New Jersey, Series 246, 5.00%,
9/1/44 (4) 1,000 1,055
24,732
PENNSYLVANIA  0.3%
Delaware River Port Auth., 5.00%, 1/1/40  1,000 1,106
1,106
PUERTO RICO  5.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 1,610 1,111
Puerto Rico Commonwealth, GO, VR, 11/1/51 (8) 2,174 1,527
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (1) 440 456
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  265 193
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  635 633
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  627 637
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/42 (9)
(10) 500 367
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (9)
(10) 10 7
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (9)
(10) 375 280
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (9)(10) 20 15
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (9)(10) 150 110

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (9)(10) 40 29
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 4.80%,
7/1/28 (9)(10) 30 22
Puerto Rico Electric Power Auth., Series DDD, 3.875%,
7/1/23 (9)(10) 75 55
Puerto Rico Electric Power Auth., Series EEE, Build America,
6.05%, 7/1/32 (9)(10) 100 74
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (9)
(10) 50 37
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/21 (9)
(10) 135 99
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (9)
(10) 65 48
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (9)
(10) 80 59
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (9)
(10) 10 7
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (9)
(10) 320 235
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (9)
(10) 160 118
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (9)
(10) 175 129
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (9)
(10) 45 33
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/26 (9)
(10) 165 121
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (9)
(10) 20 15
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (9)
(10) 50 37
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (9)
(10) 35 26
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (9)
(10) 10 7
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (9)
(10) 20 15
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (9)
(10) 15 11
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (9)
(10) 165 121
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (9)
(10) 45 33
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (9)
(10) 20 15

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  2,819 2,824
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  2,334 2,244
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,145 2,073
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,684 1,309
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  4,297 1,561
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  2,746 2,734
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  330 317
Puerto Rico Sales Tax Fin., Restructured, Series B-1, 4.75%,
7/1/53  400 385
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  1,000 997
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  275 274
21,400
Total Investments in Securities  99.3%
(Cost $380,567) $ 380,961
Other Assets Less Liabilities 0.7% 2,505
Net Assets 100.0% $ 383,466
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $9,708 and represents 2.5% of net assets.
(2) Insured by Assured Guaranty Incorporated
(3) Insured by Build America Mutual Assurance Company
(4) Interest subject to alternative minimum tax.
(5) Insured by National Public Finance Guarantee Corporation
(6) Prerefunded date is used in determining portfolio maturity.
(7) When-issued security
(8) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(9) Non-income producing
(10) Obligor has failed to make a scheduled interest and/or principal payment or is in default.

T. ROWE PRICE New Jersey Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
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COP Certificate of Participation
EFA Educational Facility Authority
GO General Obligation
HCFFA Health Care Facilities Financing Authority
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New Jersey Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price State Tax-Free Funds , Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Jersey Tax-
Free Bond Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE New Jersey Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On May 31, 2026 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F47-054Q1 05/26